Related Party Transactions (Tables)	12 Months Ended
Jun. 30, 2022
Related Party Transactions [Abstract]
Summary of Strategic Placement	Details of the Strategic Placement are set out in the table below:

	Face value of loan notes and balance of short-term loan	Interest accrued	Placement proceeds	Total	Shares issued (Number)
Loan notes redeemed	$10,000,000	$1,187,397	-	$11,187,397	38,577,232
Short-term loan repaid	3,400,000	131,575	-	3,531,575	12,177,845
Placement proceeds	-	-	4,735,707	4,735,707	16,330,023
Total	$13,400,000	$1,318,972	$4,735,707	$19,454,679	67,085,100